4. Income taxes	12 Months Ended
Dec. 31, 2014
Income taxes

The Company is exempt from taxation in the British Virgin Islands (“BVI”).

On March 16, 2007, the PRC National People’s Congress passed the Enterprise Income Tax Law (“Income Tax Law”), which became effective January 1, 2008 and applies a unified income tax rate for foreign invested enterprises and domestic enterprise. The Income Tax Law is effective immediately for companies previously subject to higher taxation rates and provides a five-year transition period from its effective date for those enterprises which were established before the effective date of the new tax law and previously entitled to a preferential tax treatment.

Euro Tech (Far East) Limited, Euro Tech (China) Limited and ChinaH2O.com Limited provided for Hong Kong profits tax at a rate of 16.5% in year 2014 (2013 and 2012: 16.5%) on the basis of their income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for profits tax purposes.

Euro Tech Trading (Shanghai) Limited (“ETTS”), a subsidiary of the Company, provides for PRC Enterprise Income Tax at a rate of 25% (2013 and 2012: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2014, ETTS had an assessable loss carried forward of US$506,117 as agreed by the local tax authority to offset its profit for the forth coming years (2013: US$374,902). Such loss will expire in 5 years.

In accordance with the relevant income tax laws and regulations applicable to foreign investment enterprises in the PRC, Shanghai Euro Tech Limited (“SET”), a subsidiary of the Company, is exempt from the PRC Enterprise Income Tax for two years starting from 2008, after offsetting losses brought forward, if any, followed by a 50% reduction for the next three years thereafter. As of December 31, 2014, SET had an assessable loss carried forward of US$390,290 as agreed by the local tax authority to offset its profit for the forth coming years (2013: US$580,835). Such loss will expire in 5 years.

According to the relevant PRC tax rules and regulations, Shanghai Euro Tech Environmental Engineering Limited (“SETEE”) is exempt from the PRC Enterprise Income Tax for two years starting from 2007, after offsetting losses brought forward, if any, followed by a 50% reduction for the next three years thereafter. As of December 31, 2014, SETEE had an assessable loss carried forward of US$1,635,072 as agreed by the local tax authority to offset its profit for the forth coming years (2013: US$1,409,408). Such loss will expire in 5 years. Chongqing Euro Tech Rizhi Technology Co., Ltd, Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd and Guangzhou Euro Tech Environmental Equipment Co., Ltd provide for PRC Enterprise Income Tax at a rate of 25%, after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes.

According to the relevant PRC tax rules and regulations, Yixing Pact Environmental Technology Co., Ltd is registered in Shanghai as Foreign Owned Enterprise that are entitled to Enterprise Income Tax rate of 25% (2013 and 2012: 25%).

VIEs of the Group provide for PRC Enterprise Income Tax at a rate of 25% (2013 and 2012: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes.

Under the New Enterprise Income Tax Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately US$2.2 million at December 31, 2014 are intended to be reinvested, and accordingly, no deferred taxation has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

(Loss)/profit before income taxes/(benefit):

	2014	2013	2012
	US$’000	US$’000	US$’000

The PRC and Hong Kong	(879)	(157)	13

The provision for income taxes consists of:

	2014	2013	2012
	US$’000	US$’000	US$’000
Current tax expenses:
The PRC and Hong Kong	8	47	117

Total current provision	8	47	117

Deferred tax expenses:
The PRC and Hong Kong	10	26	25

Total deferred provision	10	26	25

The principal reconciling items from income tax computed at the statutory rates and at the effective income tax rates are as follows:

	2014	2013	2012
	US$’000	US$’000	US$’000

Computed tax using respective companies’ statutory tax rates	(194)	(49)	31
Change in valuation allowances	93	124	166
Under-provision for income tax in prior years	-	-	-
Non-deductible expenses	119	(2)	(55)

Total provision for income tax at effective tax rate	18	73	142

The components of deferred tax assets are as follows:

	2014	2013
	US$’000	US$’000

Tax losses	1131	1045
Temporary differences	4	6
Less: Valuation allowances	(908)	(815)

Net deferred tax assets	227	236

ZHEJIANG TIANLAN
Income taxes

According to relevant PRC tax laws and regulations, entities incorporated in the PRC are subject to Enterprise Income Tax (“EIT”) at a statutory rate of 25% or reduced national EIT rates for certain High and New Technology Enterprises (“HNTE”) on PRC taxable income. Zhejiang Tianlan Environmental Protection Technology Company Limited and Hangzhou Tianlan Environmental Protection Equipments Company Limited are classified as HNTE which enjoyed a preferential tax rate of 15%. Shihezi Tianlan Environmental Protection Technology Company Limited and Da Tong Tianlan Environmental Protection Technology Service Company Limited are subject to Enterprise Income Tax rate of 25%.

During the year, the PRC tax laws and regulations have launched a tax reduction scheme for small enterprises and Hangzhou Tianlan Environmental Engineering and Design Company Limited is entitled to enjoy this tax benefit. It, thus, subjects to Enterprise Income Tax rate of 10% only.

The provision for income taxes consists of:

	2014	2013	2012
	RMB’000	RMB’000	RMB’000
Current PRC EIT:
Domestic	2,159	3,110	1,650

Income taxes	2,159	3,110	1,650

Deferred tax benefit:	(1,391)	(447)	784

Total deferred taxes	(1,391)	(447)	784

The principal reconciling items from income tax computed at the statutory rates and at the effective income tax rates are as follows:

	2014	2013	2012
	RMB’000	RMB’000	RMB’000

Income before income taxes	14,776	7,961	933

Computed tax using respective companies’ statutory tax rates	2,216	1,194	140
(Over)/under-provision for income tax in prior years	(2,418)	(123)	1,358
Temporary differences	1,575	(445)	-
Tax effect on revenue not subject to tax	(695)	(242)	(56)
Tax effect on expenses not deductible for tax purposes	90	2,279	992

Total provision for income tax at effective tax rate	768	2,663	2,434

The components of deferred tax assets are as follows:

	2014	2013
	RMB’000	RMB’000

Tax losses	-	-
Allowance for doubtful debts	4,350	2,959

Net deferred tax assets	4,350	2,959

ZHEJIANG JIAHUAN
Income taxes

According to relevant PRC tax laws and regulations, entities incorporated in the PRC are subject to Enterprise Income Tax (“EIT”) at a statutory rate of 25% or reduced national EIT rates for certain High and New Technology Enterprises (“HNTE”) on PRC taxable income. Zhejiang Jiahuan Electronic Company Limitedis classified as HNTE which enjoyed a preferential tax rate of 15%.

The provision for income taxes consists of:

			(Unaudited)
	2014	2013	2012
	RMB’000	RMB’000	RMB’000

Income taxes	484	19	-

The principal reconciling items from income tax computed at the statutory rates and at the effective income tax rates are as follows:

			(Unaudited)
	2014	2013	2012
	RMB’000	RMB’000	RMB’000

Income before income taxes	5,194	2,327	1,535

Computed tax using respective companies’ statutory tax rates	1,299	582	384
Tax effect on revenue not subject to tax	(537)	(20,983)	(20,291)
Tax effect on expenses not deductible for tax purposes	-	20,455	19,907
Over-provision for income tax in prior years	(278)	-	-
Others	-	(35)	-

Total provision for income tax at effective tax rate	484	19	-

No deferred tax assets or liabilities has been recognized in the financial statements as the Company did not have material temporary differences arising between the tax bases of assets and liabilities and their carrying amounts as at 31 December, 2014, and 2013.